Long-term Investments (Details 2) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended			0 Months Ended	1 Months Ended		0 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 20, 2012 E-House	Mar. 31, 2013 E-House	Oct. 28, 2011 E-House	Apr. 20, 2012 E-House CRIC	Oct. 28, 2011 E-House CRIC Ordinary shares	Oct. 28, 2011 E-House CRIC ADS	Apr. 20, 2012 CRIC	Dec. 31, 2013 CRIC	Dec. 31, 2011 CRIC	Oct. 28, 2011 CRIC
Marketable equity securities designated as available-for-sale
Number of ordinary shares represented by each American depositary share						1							1
Cash consideration per share for sale of investment (in dollars per share)													$ 1.75
Number of E-house shares/ADSs received for each CRIC share/ADS cancelled								0.6	0.6
E-house's percentage of ownership in CRIC after the completion of the merger							100.00%
Number of E-house's ordinary shares received on completion of the merger with CRIC being acquired by E-house				29.3
Ownership percentage				24.90%
Proceeds from disposal of CRIC's shares		$ 85,472,000								$ 85,500,000
Gain recognized on fair value basis from disposal of CRIC's shares										45,300,000
Dilution loss					10,200,000
Impairment charges to the carrying value of investments under cost method	6,100,000	8,600,000
Impairment charge for equity method investments		1,500,000
Amount charged to write down the investment	$ 6,134,000	$ 18,498,000	$ 281,548,000									$ 230,300,000
Period of time within which results of equity method earnings are recognized in arrears											3 months